Condensed Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (2,247,703)	$ (631,215)	$ (1,013,294)	$ (969,463)
Adjustments to reconcile net loss to net cash used in operating activities
Bad debt expense	90,000
Stock-based compensation	717,198	203,722	319,587	145,000
Amortization of prepaid stock-based expense	460,289
Amortization of debt discount to interest expense	268,125		61,875
Inventory write-down	19,879
Net realized gain on equity investments		(138,032)	(138,032)	100,759
Net unrealized loss on equity investments		170,191	170,191	278,680
Loss from debt extinguishment	198,000
Amortization				17,550
Impairment loss			29,440	99,412
Proceeds from sale of equity investments				727,496
Bad debt expense				35,000
Change in operating assets and liabilities:
(Increase) decrease in inventory - current	105,743	(72,607)	(129,393)	(26,973)
(Increase) decrease in prepaid expenses and other current assets	(68,045)	10,471	17,698	22,888
(Increase) in inventory - non-current	(117,347)
Increase in accounts payable and accrued expenses	59,910	36,825	29,231	(12,712)
Increase in accrued interest payable - related party		375
NET CASH USED IN OPERATING ACTIVITIES	(620,673)	(501,520)	(794,324)	272,637
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of equity investments		191,938	191,938
Purchase of equity investment		(5,197)	(5,197)
Collection on note receivable	20,000
Cash disbursements related to notes receivable				(250,000)
NET CASH PROVIDED BY INVESTING ACTIVITIES	20,000	186,741	186,741	(250,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from note payable - related party	35,000	25,000	25,000
Proceeds from note payable	18,900
Repayment of note payable - related party	(35,000)		(25,000)
Net proceeds from sale of common stock	2,115,733			24,500
Repayment of insurance finance loan		(22,344)	(22,344)	(2,177)
Redemption of common stock				(2,872)
Proceeds from sale of series B preferred stock, net			110,000
Net proceeds from convertible debt			295,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,134,633	2,656	382,656	19,451
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS:	1,533,960	(312,123)	(224,927)	42,088
CASH AND CASH EQUIVALENTS - beginning of period	111,752	336,679	336,679	294,591
CASH AND CASH EQUIVALENTS - end of period	1,645,712	24,556	111,752	336,679
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	224
Income taxes
Non-Cash investing and financing activities:
Common stock issued for prepaid services	686,895
Common Stock issued for Exchange of Notes	528,000
Common Stock issued for conversion of Redeemable Series A Preferred stock	$ 400,000
Common stock issued for acquisition of intangible assets and prepaid expenses			300,000	152,235
Increase in prepaid expenses and accrued expenses for insurance finance loan				24,521
Common stock issued for due diligence fee and related increase in debt discount			42,000
Warrants issued in connection with convertible debt and related increase in debt discount			$ 253,000